Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	June 30, 2019	December 31, 2018
Collateral provided
Cash collateral under the security agreements for derivative contracts	17,078	16,374

Contingent liabilities[1]
Guarantee commitments	4,184	4,032

Commitments[1]
Committed undisbursed loans	56,344	50,814
Binding offers	570	744
[1]	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers see Note 4.